Unrealized Losses on Available-for-Sale Securities and Related Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 9,379,369	$ 20,023,201
Unrealized losses, 12 months or less	75,059	652,110
Fair value, greater than 12 months	7,057,347	2,145,077
Unrealized losses, greater than 12 months	252,119	194,140
Fair value, total	16,436,716	22,168,278
Unrealized losses, total	327,178	846,250
U.S. Government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	1,583,775	691,559
Unrealized losses, 12 months or less	9,319	16,880
Fair value, greater than 12 months	472,276	0
Unrealized losses, greater than 12 months	13,747	0
Fair value, total	2,056,051	691,559
Unrealized losses, total	23,066	16,880
US Government Agency
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	4,357	3,332
Unrealized losses, 12 months or less	107	22
Fair value, greater than 12 months	0	0
Unrealized losses, greater than 12 months	0	0
Fair value, total	4,357	3,332
Unrealized losses, total	107	22
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	221,614	1,587,063
Unrealized losses, 12 months or less	2,612	30,524
Fair value, greater than 12 months	250,963	103,316
Unrealized losses, greater than 12 months	12,097	6,384
Fair value, total	472,577	1,690,379
Unrealized losses, total	14,709	36,908
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	81,717	99,527
Unrealized losses, 12 months or less	830	6,634
Fair value, greater than 12 months	35,805	10,383
Unrealized losses, greater than 12 months	1,686	2,169
Fair value, total	117,522	109,910
Unrealized losses, total	2,516	8,803
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	4,053,797	12,637,792
Unrealized losses, 12 months or less	37,776	433,682
Fair value, greater than 12 months	3,507,087	2,000,338
Unrealized losses, greater than 12 months	131,573	184,113
Fair value, total	7,560,884	14,638,130
Unrealized losses, total	169,349	617,795
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	3,434,109	5,003,928
Unrealized losses, 12 months or less	24,415	164,368
Fair value, greater than 12 months	2,791,216	31,040
Unrealized losses, greater than 12 months	93,016	1,474
Fair value, total	6,225,325	5,034,968
Unrealized losses, total	$ 117,431	$ 165,842